Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2020 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	173,624
Granted | shares	16,550
Vested | shares	(75,253)
Forfeited | shares	(11,548)
Ending Balance | shares	103,373
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 427.59
Granted | ¥ / shares	345.11
Vested | ¥ / shares	422.54
Forfeited | ¥ / shares	567.05
Ending Balance | ¥ / shares	¥ 357.43